Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,	As of December 31,
	2022	2021
Finished goods	$10,627,535	$11,443,135
Work in process	953,088	1,481,664
Raw materials	20,125,467	21,616,348
	31,706,090	34,541,147
Less: inventory write-down	(31,266,026)	(27,403,609)
Inventories, net	$440,064	$7,137,538